UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: June 30, 2004 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York July 20,2004 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 215 Form 13F Information Table Value Total : $ 350,471 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 2991 55829 SH DEFINED 0 129330 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1430 26691 SH SOLE 0 292 54290 ***CARNIVAL CORP COMMON STOCK 143658300 1246 26500 SH SOLE 0 7400 12000 ***EVEREST RE GROUP LTD COMMON STOCK G3223R108 233 2900 SH SOLE 0 2900 2100 ***HSBC HOLDINGS PLC COMMON STOCK 404280406 401 5350 SH SOLE 0 5350 4950 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 813 9550 SH SOLE 0 4900 5275 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 801 55070 SH DEFINED 0 6323 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 933 64200 SH SOLE 0 8900 169087 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 4898 94799 SH DEFINED 0 28290 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 1526 29543 SH SOLE 0 5618 ***SCHLUMBERGER LTD COMMON STOCK 806857108 1613 25400 SH DEFINED 0 11350 ***SCHLUMBERGER LTD COMMON STOCK 806857108 769 12105 SH SOLE 0 315614 ***TARO PHARMACEUTICAL COMMON STOCK M8737E108 291 6700 SH SOLE 0 2000 147290 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 334 15120 SH DEFINED 0 67400 ***WILLIS GROUP HOLDINGS LTD COMMON STOCK G96655108 388 10350 SH SOLE 0 6000 59304 3M COMPANY COMMON STOCK 88579Y101 735 8165 SH SOLE 0 4075 20170 ABBOTT LABORATORIES COMMON STOCK 002824100 5271 129330 SH DEFINED 0 4600 ABBOTT LABORATORIES COMMON STOCK 002824100 2213 54290 SH SOLE 0 5600 ACLARA BIOSCIENCES INC COMMON STOCK 00461P106 54 12000 SH DEFINED 0 67498 ACUITY BRANDS INC COMMON STOCK 00508Y102 348 12900 SH SOLE 0 10800 128420 AFFYMETRIX INC COMMON STOCK 00826T108 440 13450 SH SOLE 0 8500 119943 ALLERGAN INC COMMON STOCK 018490102 893 9975 SH SOLE 0 4700 67646 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 904 14273 SH SOLE 0 7950 55829 ALTRIA GROUP INC COMMON STOCK 02209S103 8463 169087 SH DEFINED 0 26399 AMAZON.COM INC COMMON STOCK 023135106 2039 37490 SH SOLE 0 9200 10413 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 22497 315614 SH DEFINED 0 3400 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 12392 173845 SH SOLE 0 26555 4200 Amer Supercond. COM 030111108 2204 168500 SH Sole 168500 6996 AMERADA HESS CORP COMMON STOCK 023551104 445 5618 SH DEFINED 0 93 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 1308 25450 SH SOLE 0 14100 12475 Amgen COM 031162100 229 4200 SH Sole 4200 800 AMGEN CORP COMMON STOCK 031162100 3678 67400 SH DEFINED 0 8500 AMGEN CORP COMMON STOCK 031162100 3564 65304 SH SOLE 0 6000 2365 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 1182 20170 SH SOLE 0 7850 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 248 4600 SH SOLE 0 8000 APACHE CORP COMMON STOCK 037411105 557 12800 SH SOLE 0 7200 19100 APPLIED MATERIALS INC COMMON STOCK 038222105 1324 67498 SH DEFINED 0 30844 APPLIED MATERIALS INC COMMON STOCK 038222105 2834 144420 SH SOLE 0 16000 6200 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 5023 119943 SH DEFINED 0 55517 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 2980 71146 SH SOLE 0 3500 29724 Avaya Inc. COM 053499109 647 41000 SH Sole 41000 489377 BANK OF AMER CORP COMMON STOCK 060505104 1169 13812 SH SOLE 0 3399 549784 BANKNORTH GROUP INC NEW COMMON STOCK 06646R107 357 11000 SH SOLE 0 7600 6117 BECKMAN COULTER INC COMMON STOCK 075811109 546 8950 SH SOLE 0 4750 110788 BECTON DICKINSON & CO COMMON STOCK 075887109 362 6996 SH DEFINED 0 126678 Bellsouth Corp COM 079860102 232 8850 SH Sole 8850 19352 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 275 93 SH SOLE 0 346 BIOGEN IDEC INC COMMON STOCK 09062X103 417 6600 SH SOLE 0 5800 5100 BIOMET INC COMMON STOCK 090613100 977 21975 SH SOLE 0 9500 6800 BRISTOL MYERS SQUIBB CO COMMON STOCK 110122108 208 8500 SH DEFINED 0 4100 BROADCOM CORP CL A COMMON STOCK 111320107 789 16865 SH SOLE 0 14500 125800 BROCADE COMMUNICATIONS SYS INC COMMON STOCK 111621108 121 20250 SH SOLE 0 12400 68525 BUCKEYE PARTNERS L P COMMON STOCK 118230101 324 8000 SH DEFINED 0 5200 Cendant Corp COM 151313103 284 11600 SH Sole 11600 13888 CHEESECAKE FACTORY INC COMMON STOCK 163072101 1903 47819 SH SOLE 0 16975 37560 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 404 6200 SH DEFINED 0 7035 CHEVRONTEXACO CORP COMMON STOCK 166764100 5225 55517 SH DEFINED 0 5000 CHEVRONTEXACO CORP COMMON STOCK 166764100 2797 29724 SH SOLE 0 7000 Choicepoint COM 170388102 288 6300 SH Sole 6300 81284 CISCO SYSTEMS INC COMMON STOCK 17275R102 11598 489377 SH DEFINED 0 51415 CISCO SYSTEMS INC COMMON STOCK 17275R102 13314 561784 SH SOLE 0 12000 54525 CITIGROUP INC COMMON STOCK 172967101 777 16717 SH SOLE 0 10600 30585 Cohen Steers RE&UT COM 19247Y108 374 22500 SH Sole 22500 7600 Cohen Steers REIT COM 19247x100 347 15000 SH Sole 15000 5324 COLGATE PALMOLIVE CO COMMON STOCK 194162103 6476 110788 SH DEFINED 0 75800 COLGATE PALMOLIVE CO COMMON STOCK 194162103 7679 131378 SH SOLE 0 4700 70478 COMCAST CORPORATION COMMON STOCK 20030N200 534 19352 SH DEFINED 0 3700 COMMERCE BANCSHARES INC COMMON STOCK 200525103 260 5650 SH SOLE 0 5304 8733 CONOCOPHILLIPS COMMON STOCK 20825C104 389 5100 SH SOLE 0 8537 Constellation Brands COM 21036P108 297 8000 SH Sole 8000 3425 COSTCO WHOLESALE CORP-NEW COMMON STOCK 22160K105 450 10950 SH SOLE 0 4150 229306 DELL INC COMMON STOCK 24702R101 505 14100 SH SOLE 0 10000 212767 DirectTV COM 444418107 362 21193 SH Sole 21193 5900 DOVER CORP COMMON STOCK 260003108 219 5200 SH SOLE 0 3400 E W SCRIPPS CO NEW-CL A COMMON STOCK 811054204 840 8000 SH SOLE 0 3600 EBAY INC COMMON STOCK 278642103 1847 20088 SH SOLE 0 6200 35348 ELECTRONIC ARTS COMMON STOCK 285512109 2762 50635 SH SOLE 0 13075 5100 ELI LILLY & CO COMMON STOCK 532457108 252 3600 SH DEFINED 0 7474 EMERSON ELECTRIC CO COMMON STOCK 291011104 765 12035 SH SOLE 0 5000 100241 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 232 5000 SH DEFINED 0 111950 Encana Corp. COM 292505104 1015 23510 SH Sole 23510 10000 ENERGY TRANSFER PARTNERS L P COMMON STOCK 29273R109 273 7000 SH DEFINED 0 5300 EXXON MOBIL CORP COMMON STOCK 30231G102 3610 81284 SH DEFINED 0 10000 EXXON MOBIL CORP COMMON STOCK 30231G102 2576 58015 SH SOLE 0 6600 96660 Exxon Mobil Corp COM 30231g102 315 7100 SH Sole 7100 154385 FANNIE MAE COMMON STOCK 313586109 1898 26600 SH SOLE 0 19000 116878 FIFTH THIRD BANCORP COMMON STOCK 316773100 286 5324 SH SOLE 0 19534 First American Corp. COM 318522307 764 29500 SH Sole 29500 24185 FIRST DATA CORP COMMON STOCK 319963104 3375 75800 SH DEFINED 0 119962 FIRST DATA CORP COMMON STOCK 319963104 3138 70478 SH SOLE 0 25350 FISERV INC COMMON STOCK 337738108 421 10837 SH SOLE 0 7137 112950 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 3451 54525 SH DEFINED 0 125250 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 2088 32985 SH SOLE 0 2400 2900 GANNETT CO INC COMMON STOCK 364730101 741 8733 SH DEFINED 0 10670 GAP INC COMMON STOCK 364760108 453 18662 SH SOLE 0 10125 11788 GENENTECH INC COMMON STOCK 368710406 350 6225 SH SOLE 0 2800 4950 GENERAL ELECTRIC CO COMMON STOCK 369604103 7430 229306 SH DEFINED 0 8340 GENERAL ELECTRIC CO COMMON STOCK 369604103 6894 212767 SH SOLE 0 2550 GILLETTE CO COMMON STOCK 375766102 530 12500 SH SOLE 0 6600 3600 GlobalSantaFe Corp COM G3930E101 244 9200 SH Sole 9200 52125 GREENPOINT FINANCIAL CORP COMMON STOCK 395384100 405 10200 SH SOLE 0 6800 57673 H J HEINZ CO COMMON STOCK 423074103 298 7600 SH SOLE 0 2500 13900 HARLEY DAVIDSON INC COMMON STOCK 412822108 2685 43348 SH SOLE 0 8000 3600 HENRY SCHEIN INC COMMON STOCK 806407102 451 7150 SH SOLE 0 4900 71925 HERSHEY FOODS CORP COMMON STOCK 427866108 346 7474 SH SOLE 0 39225 HOME DEPOT INC COMMON STOCK 437076102 3528 100241 SH DEFINED 0 4650 HOME DEPOT INC COMMON STOCK 437076102 4132 117400 SH SOLE 0 5450 3350 HOOPER HOLMES INC COMMON STOCK 439104100 57 10000 SH SOLE 0 17021 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 719 7500 SH SOLE 0 2200 58025 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 39 10000 SH SOLE 0 43736 Intel COM 458140100 276 10000 SH Sole 10000 INTEL CORP COMMON STOCK 458140100 2668 96660 SH DEFINED 0 152229 INTEL CORP COMMON STOCK 458140100 4355 157785 SH SOLE 0 3400 26716 INTERNATIONAL BUSINESS COMMON STOCK 459200101 10303 116878 SH DEFINED 0 2243 INTERNATIONAL BUSINESS COMMON STOCK 459200101 1933 21934 SH SOLE 0 2400 163360 J P MORGAN CHASE & CO COMMON STOCK 46625H100 4651 119962 SH DEFINED 0 193741 J P MORGAN CHASE & CO COMMON STOCK 46625H100 983 25350 SH SOLE 0 7362 J P Morgan Chase & Co COM 46625h100 291 7500 SH Sole 7500 6700 JDS UNIPHASE CORP COMMON STOCK 46612J101 161 42385 SH SOLE 0 18200 29600 JOHNSON & JOHNSON COMMON STOCK 478160104 6291 112950 SH DEFINED 0 800 JOHNSON & JOHNSON COMMON STOCK 478160104 7559 135706 SH SOLE 0 10456 55070 JOHNSON CONTROLS INC COMMON STOCK 478366107 379 7100 SH SOLE 0 4200 55300 JUNIPER NETWORKS COMMON STOCK 48203R104 610 24820 SH SOLE 0 14150 1820 KERR MCGEE CORP COMMON STOCK 492386107 634 11788 SH DEFINED 0 35325 KIMBERLY CLARK CORP COMMON STOCK 494368103 642 9750 SH SOLE 0 4800 27852 Kinder Morgan COM 49455P101 599 10100 SH Sole 10100 38425 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 339 8340 SH DEFINED 0 94994 KINDER MORGAN INC COMMON STOCK 49455P101 480 8100 SH SOLE 0 5550 7700 Kinder Morgan LLC COM 49455U100 452 12289 SH Sole 12289 113750 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 3482 52125 SH DEFINED 0 64738 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 4541 67973 SH SOLE 0 10300 115875 Liberty Media A COM 530718105 477 53100 SH Sole 53100 106509 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 709 78900 SH SOLE 0 65000 2150 LOWES CO INC COMMON STOCK 548661107 3780 71925 SH DEFINED 0 19699 LOWES CO INC COMMON STOCK 548661107 2061 39225 SH SOLE 0 17005 LSI LOGIC CORP COMMON STOCK 502161102 93 12200 SH SOLE 0 8600 94799 MARSH & MCLENNAN COS INC COMMON STOCK 571748102 402 8850 SH SOLE 0 5500 29543 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 1303 17021 SH DEFINED 0 7363 MEDTRONIC INC COMMON STOCK 585055106 2827 58025 SH DEFINED 0 2700 MEDTRONIC INC COMMON STOCK 585055106 2406 49386 SH SOLE 0 5650 2250 MENS WEARHOUSE INC COMMON STOCK 587118100 2639 100000 SH SOLE 0 100000 10672 MERCK & CO INC COMMON STOCK 589331107 7231 152229 SH DEFINED 0 25400 MERCK & CO INC COMMON STOCK 589331107 1269 26716 SH SOLE 0 12105 METLIFE INC COMMON STOCK 59156R108 1048 29243 SH SOLE 0 27000 4400 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 541 17149 SH SOLE 0 9787 4300 MICROSOFT CORP COMMON STOCK 594918104 4666 163360 SH DEFINED 0 1750 MICROSOFT CORP COMMON STOCK 594918104 5762 201741 SH SOLE 0 8000 9197 Microsoft Corp. COM 594918104 343 12000 SH Sole 12000 3208 MILLENNIUM PHARMACEUTICALS INC COMMON STOCK 599902103 188 13600 SH SOLE 0 6900 69396 MOTOROLA INC COMMON STOCK 620076109 540 29600 SH DEFINED 0 53900 NCI BUILDING SYSTEMS INC COMMON STOCK 628852105 260 8000 SH SOLE 0 7200 44494 News Corp Ltd A COM 652487802 337 10260 SH Sole 10260 212234 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 355 6620 SH SOLE 0 4800 1600 OMNICOM GROUP INC COMMON STOCK 681919106 2681 35325 SH DEFINED 0 2299 OMNICOM GROUP INC COMMON STOCK 681919106 2114 27852 SH SOLE 0 33884 Online Resources COM 68273G101 1255 184500 SH Sole 184500 ORACLE CORP COMMON STOCK 68389X105 458 38425 SH DEFINED 0 4090 ORACLE CORP COMMON STOCK 68389X105 1381 115794 SH SOLE 0 20800 53957 OUTBACK STEAKHOUSE INC COMMON STOCK 689899102 616 14900 SH SOLE 0 7200 79720 Pacific Capital Bancrp. COM 69404p101 300 10665 SH Sole 10665 3100 PEPSICO INC COMMON STOCK 713448108 6129 113750 SH DEFINED 0 37407 PEPSICO INC COMMON STOCK 713448108 3488 64738 SH SOLE 0 3750 PFIZER INC COMMON STOCK 717081103 3972 115875 SH DEFINED 0 117500 PFIZER INC COMMON STOCK 717081103 5249 153109 SH SOLE 0 46600 95403 PLUM CREEK TIMBER CO INC COMMON STOCK 729251108 285 8750 SH SOLE 0 6600 3550 PROCTER & GAMBLE CO COMMON STOCK 742718109 667 12248 SH SOLE 0 5700 24850 QUESTAR CORP COMMON STOCK 748356102 761 19699 SH DEFINED 0 22652 QUESTAR CORP COMMON STOCK 748356102 657 17005 SH SOLE 0 8374 Quinenco S.A. COM 748718103 552 65200 SH Sole 65200 15120 RUBY TUESDAY INC COMMON STOCK 781182100 202 7363 SH SOLE 0 109348 SAFECO CORP COMMON STOCK 786429100 378 8600 SH SOLE 0 5900 85161 Safeco Corp. COM 786429100 242 5500 SH Sole 5500 400 SCHERING PLOUGH CORP COMMON STOCK 806605101 197 10672 SH DEFINED 0 55800 Scudder RREEF COM 81119Q100 308 22500 SH Sole 22500 16375 Senetek Plc - Adr COM 817209307 9 15000 SH Sole 15000 15998 SIEBEL SYSTEMS INC COMMON STOCK 826170102 172 16100 SH SOLE 0 11800 4410 SIGMA-ALDRICH CORP COMMON STOCK 826552101 349 5850 SH SOLE 0 4100 9200 SILICON VALLEY BANCSHARES COMMON STOCK 827064106 365 9197 SH SOLE 0 32520 SMUCKER J M COMPANY COMMON STOCK 832696405 242 5262 SH SOLE 0 2054 SOUTHTRUST CORP COMMON STOCK 844730101 2693 69396 SH DEFINED 0 4350 STRYKER CORP COMMON STOCK 863667101 2964 53900 SH DEFINED 0 4700 STRYKER CORP COMMON STOCK 863667101 2447 44494 SH SOLE 0 SUN MICROSYSTEMS INC COMMON STOCK 866810104 1027 236634 SH SOLE 0 24400 SYMANTEC CORP COMMON STOCK 871503108 267 6100 SH SOLE 0 4500 TARGET CORP COMMON STOCK 87612E106 395 9299 SH SOLE 0 7000 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 1109 45884 SH SOLE 0 12000 TEXTRON INC COMMON STOCK 883203101 214 3600 SH SOLE 0 3600 TIME WARNER INC COMMON STOCK 887317105 949 53957 SH DEFINED 0 TIME WARNER INC COMMON STOCK 887317105 1855 105520 SH SOLE 0 25800 Tripath Imaging COM 896942109 1604 170500 SH Sole 170500 TUESDAY MORNING CORP-NEW COMMON STOCK 899035505 235 8100 SH SOLE 0 5000 Ultrapar Part Pfd COM 90400P101 489 48000 SH Sole 48000 UNITEDHEALTH GROUP INC COMMON STOCK 91324P102 579 9300 SH SOLE 0 5550 Unitrin COM 913275103 281 6600 SH Sole 6600 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3752 117500 SH DEFINED 0 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3397 106403 SH SOLE 0 11000 US BANCORP DEL COMMON STOCK 902973304 1031 37407 SH SOLE 0 UTSTARCOM INC COMMON STOCK 918076100 228 7550 SH SOLE 0 4000 VALSPAR CORP COMMON STOCK 920355104 1252 24850 SH DEFINED 0 VALSPAR CORP COMMON STOCK 920355104 1141 22652 SH SOLE 0 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 303 8374 SH DEFINED 0 Vodafone Group COM 92857w100 303 13700 SH Sole 13700 WALGREEN CO COMMON STOCK 931422109 248 6850 SH SOLE 0 6450 WAL-MART STORES INC COMMON STOCK 931142103 5769 109348 SH DEFINED 0 WAL-MART STORES INC COMMON STOCK 931142103 4493 85161 SH SOLE 0 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 3207 125800 SH DEFINED 0 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1747 68525 SH SOLE 0 WASHINGTON MUTUAL INC COMMON STOCK 939322103 2156 55800 SH DEFINED 0 WASHINGTON MUTUAL INC COMMON STOCK 939322103 633 16375 SH SOLE 0 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 668 30698 SH SOLE 0 14700 WELLS FARGO & CO-NEW COMMON STOCK 949746101 252 4410 SH SOLE 0 Wells Fargo Corp COM 949746101 223 3900 SH Sole 3900 WYETH COMMON STOCK 983024100 333 9200 SH SOLE 0 YAHOO INC COMMON STOCK 984332106 1741 47920 SH SOLE 0 15400 REPORT SUMMARY 215 DATA RECORDS 350471 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED